Cash and cash equivalents (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash and due from banks in domestic currency		R$ 12,939,852	R$ 12,432,290
Cash and due from banks in foreign currency		2,088,498	2,085,650
Interbank investments	[1]	141,025,717	166,712,307
Other		375	180
Total		R$ 156,054,442	R$ 181,230,427	R$ 147,261,434	R$ 204,671,481

[1]	Refers to operations with maturity date on the effective date of investment equal to or less than 90 days and insignificant risk of change in the fair value. Of this amount, R$ 123,691,195 thousand (2016 - R$ 84,728,590 thousand) refers to reverse repurchase agreements registered as Financial assets pledged as collateral (Note 23) and R$ 17,334,522 thousand (2016 - R$ 81,983,717 thousand) as Loans and advances to banks.